ACCRUED EXPENSES AND OTHER LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
Current:
Accrued payroll and welfare expenses	$ 1,175,838		$ 868,646
Tax payables	327,623		267,619
Payables to corporate clients in relation to ESOP management services	166,879		314,385
Accrued advertising and promotion fee	80,655		72,137
Temporary payables in relation to fund distribution services	45,523		18,725
Stamp duty, trading levy and trading fee payables	31,209		26,597
Accrued processing and servicing costs	34,977		30,462
Accrued professional services fee	15,958		31,083
Payables in relation to acquisition	1,660		19,196
Others	58,682		57,309
Total	1,939,004	$ 248,243	1,706,159
Non-current:
Deferred tax liabilities	6,326		7,414
Others	5,857		6,206
Total	$ 12,183	$ 1,560	$ 13,620